Accrued Liabilities (Notes)	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

Accrued liabilities are as follows (in thousands):

	December 31, 2011	December 31, 2010
Environmental liabilities	$1,311	$1,548
Taxes other than income taxes	942	879
Employee costs - affiliate	411	1,284
Accrued vacation	230	772
Utilities	143	502
Interest and financing costs	18	—
Deferred revenue - trade	10	25
Capital expenditures	—	164
Other	28	7
Total Accrued Liabilities	$3,093	$5,181

For further discussion related to environmental liabilities, see Note M - Commitments and Contingencies.